INCOME TAX - Provision and Components (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016	Dec. 31, 2015
INCOME TAX
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Provision for income taxes
Current tax expense	₽ (9,811)	$ (124.5)	₽ (10,465)	₽ (6,439)
Deferred tax benefit/(expense)	(1,845)	(23.4)	2,264	1,423
Total income tax expense	(11,656)	(147.9)	(8,201)	(5,016)
Components of net income before income taxes
(Loss)/income before income tax expense	₽ 22,855	$ 289.9	52,459	₽ 14,097
Effect of Yandex.Market deconsolidation			₽ 28,244
Russia
INCOME TAX
Dividend withholding tax (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Netherlands
INCOME TAX
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Russia
Provision for income taxes
Current tax expense	₽ (9,052)	$ (114.8)	₽ (8,220)	₽ (5,640)
Deferred tax benefit/(expense)	(1,351)	(17.1)	1,656	1,018
Components of net income before income taxes
(Loss)/income before income tax expense	38,626	489.9	33,392	18,784
Netherlands
Provision for income taxes
Current tax expense	(563)	(7.1)	(1,672)	(503)
Deferred tax benefit/(expense)	(418)	(5.3)	270	346
Components of net income before income taxes
(Loss)/income before income tax expense	(16,916)	(214.5)	17,665	(6,140)
Other
Provision for income taxes
Current tax expense	(196)	(2.6)	(573)	(296)
Deferred tax benefit/(expense)	(76)	(1.0)	338	59
Components of net income before income taxes
(Loss)/income before income tax expense	₽ 1,145	$ 14.5	₽ 1,402	₽ 1,453
Yandex LLC | Russia
INCOME TAX
Federal and local income tax rate (as a percent)	20.00%	20.00%	20.00%	20.00%